Tax Deduction Recovery	12 Months Ended
Dec. 31, 2017
Disclosure of tax deduction recovery [Abstract]
Disclosure of tax receivables and payables [text block]
14.	Tax Deduction Recovery

During the year ended December 31, 2017, the Company recognized a tax deduction recovery in the amount of $267,000 (2016 - $nil and 2015 - $471,000) in respect of flow-through shares previously issued (see Note 11).